CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Income tax expense, fair value through other comprehensive income	$ 0.0	$ 0.0
Income tax expense (recovery), cash flow hedges - effective portion	12.4	(12.5)
Income tax expense, cash flow hedges - reclassified out of accumulated other comprehensive income	$ (3.5)	$ 10.4